Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	12 Months Ended
Dec. 31, 2013
Share Based Payments [Abstract]
Share Awards Details
	Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
A	November 21, 2006	December 31, 2010	4,000	$91.100	112	3,888	-
B	August 27, 2007	December 31, 2009	4,650	$158.050	100	4,550	-
C	December 28, 2007	December 31, 2010	2,000	$189.700	467	1,533	-
D	February 5, 2008	December 31, 2011	600	$173.700	125	475	-
E	May 13, 2008	June 30, 2011	400	$199.000	-	400	-
F	December 19, 2008	December 31, 2010	2,000	$48.150	-	2,000	-
G	December 19, 2008	December 31, 2011	1,200	$48.150	267	933	-
H	January 23, 2009	December 31, 2012	860	$52.500	188	672	-
I	August 18, 2009	December 31, 2011	100,000	$40.250	-	100,000	-
J	November 10, 2009	December 31, 2010	198,711 (1)	$44.250	-	198,711	-
K	November 10, 2009	December 31, 2011	2,000	$44.250	-	2,000	-
L	November 10, 2009	December 31, 2012	1,200	$44.250	400	800	-
M	February 1, 2010	December 31, 2013	1,200	$44.450	215	985	-
N	November 19, 2010	September 30, 2012	150,000	$37.100	-	150,000	-
O	November 19, 2010	December 31, 2012	4,000	$37.100	-	4,000	-
P	January 31, 2011	December 31, 2013	4,000	$30.900	314	3,686	-
Q	December 1, 2011	December 31, 2013	100,000	$7.500	-	100,000	-
R	December 1, 2011	December 31, 2013	4,000	$7.500	-	4,000	-
S	January 3, 2012	December 31, 2013	3,500	$6.650	-	3,500	-
T	February 3, 2012	December 31, 2013	6,300	$6.100	-	6,300	-
U	February 25, 2013	December 31, 2014	200,000	$2.710	-	100,000	100,000
V	February 25, 2013	December 31, 2014	22,000	$2.710	-	11,000	11,000
W	November 26, 2013	December 31, 2015	200,000	$5.165	-	-	200,000
X	November 26, 2013	December 31, 2015	12,000	$5.165	-	-	12,000
Y	December 19, 2013	December 31, 2015	16,000	$6.380	-	-	16,000
TOTAL			1,040,621		2,188	699,433	339,000

(1) Not included under Company’s equity incentive plan.

Shares Awards Activity
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2012	58,335	$10.08
Granted	450,000	4.41
Vested	(169,335)	7.19
Non-vested, December 31, 2013	339,000	$4.75